Offerings	Feb. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99798
Maximum Aggregate Offering Price	$ 498,990,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,395.37
Offering Note
1.
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-284906) (the “Current Registration Statement”), and became automatically effective on February 13, 2025.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants deferred payment of the entire registration fee associated with the Current Registration Statemen
t
, except for $2,137,382.49 of unused filing fees (the “Unused Filing Fees”) previously paid with respect to unsold securities having an aggregate initial offering price of $23,406,000,000 in connection with the filing of Post-Effective Amendment No. 1 to the Registration Statement on Form S-3 (Registration No. 333-250081) (the “2022 Registration Statement”), which was filed on February 16, 2022 and registration statement on Form S-3 filed on November 1, 2023 and declared effective on November 15, 2023 (File No. 333-275255) (the “2023 Registration Statement,” and together with the 2022 Registration Statement, the “Prior Registration Statements”).
In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go basis. Prior to the offering to which the prospectus supplement relates, no securities have been issued under the Current Registration Statement.
The Registrants are offsetting the filing fee due under this prospectus supplement by $152,889.490, with $1,984,493.00 remaining to be applied to future filings from this fee offset source.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99927
Maximum Aggregate Offering Price	$ 499,635,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,494.12
Offering Note
1.
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-284906) (the “Current Registration Statement”), and became automatically effective on February 13, 2025.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants deferred payment of the entire registration fee associated with the Current Registration Statemen
t
, except for $2,137,382.49 of unused filing fees (the “Unused Filing Fees”) previously paid with respect to unsold securities having an aggregate initial offering price of $23,406,000,000 in connection with the filing of Post-Effective Amendment No. 1 to the Registration Statement on Form S-3 (Registration No. 333-250081) (the “2022 Registration Statement”), which was filed on February 16, 2022 and registration statement on Form S-3 filed on November 1, 2023 and declared effective on November 15, 2023 (File No. 333-275255) (the “2023 Registration Statement,” and together with the 2022 Registration Statement, the “Prior Registration Statements”).
In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go basis. Prior to the offering to which the prospectus supplement relates, no securities have been issued under the Current Registration Statement.
The Registrants are offsetting the filing fee due under this prospectus supplement by $152,889.490, with $1,984,493.00 remaining to be applied to future filings from this fee offset source.